Consolidated statement of income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Interest income
Loans	$ 16,048	$ 13,901	$ 11,028
Securities	2,779	2,269	1,890
Securities borrowed or purchased under resale agreements	1,474	1,053	495
Deposits with banks	396	282	180
Interest income	20,697	17,505	13,593
Interest expense
Deposits	8,422	6,240	3,953
Securities sold short	291	272	226
Securities lent or sold under repurchase agreements	1,198	736	254
Subordinated indebtedness	198	174	142
Other	37	18	41
Interest expense	10,146	7,440	4,616
Net interest income	10,551	10,065	8,977
Non-interest income
Underwriting and advisory fees	475	420	452
Deposit and payment fees	908	877	843
Credit fees	958	851	744
Card fees	458	510	463
Investment management and custodial fees	1,305	1,247	1,034
Mutual fund fees	1,595	1,624	1,573
Insurance fees, net of claims	430	431	427
Commissions on securities transactions	313	357	349
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net	761	603
Trading income (loss) and designated at fair value (FVO) gains (losses), net)			227
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net	34	(35)
Available-for-sale (AFS) debt and equity securities gains, net)			143
Foreign exchange other than trading (FXOTT)	304	310	252
Income from equity-accounted associates and joint ventures (Note 25)	92	121	101
Other	427	453	695
Non-interest income	8,060	7,769	7,303
Total revenue	18,611	17,834	16,280
Provision for credit losses (Note 5)	1,286	870	829
Non-interest expenses
Employee compensation and benefits	5,726	5,665	5,198
Occupancy costs	892	875	822
Computer, software and office equipment	1,874	1,742	1,630
Communications	303	315	317
Advertising and business development	359	327	282
Professional fees	226	226	229
Business and capital taxes	110	103	96
Other (Notes 3 and 8)	1,366	1,005	997
Non-interest expenses	10,856	10,258	9,571
Income before income taxes	6,469	6,706	5,880
Income taxes (Note 19)	1,348	1,422	1,162
Net income	5,121	5,284	4,718
Net income attributable to non-controlling interests	25	17	19
Preferred shareholders	111	89	52
Common shareholders	4,985	5,178	4,647
Net income attributable to equity shareholders	$ 5,096	$ 5,267	$ 4,699
Earnings per share (EPS) (in dollars) (Note 20)
Basic	$ 11.22	$ 11.69	$ 11.26
Diluted	11.19	11.65	11.24
Dividends per common share (in dollars) (Note 15)	$ 5.60	$ 5.32	$ 5.08